Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The table below presents disclosures about the fair value of financial assets and financial liabilities measured at fair value on a recurring basis in the Company’s financial statements as of December 31 (in millions):

	2012				2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	UAL
Cash and cash equivalents	$4,770	$4,770	$—	$—	$6,246	$6,246	$—	$—
Short-term investments:
Asset-backed securities	715	—	715	—	478	—	478	—
Corporate debt	537	—	537	—	515	—	515	—
Certificates of deposit placed through an account registry service (“CDARS”)	367	—	367	—	355	—	355	—
Auction rate securities	116	—	—	116	113	—	—	113
U.S. government and agency notes	12	—	12	—	22	—	22	—
Other fixed income securities	26	—	26	—	33	—	33	—
Enhanced equipment trust certificates (“EETC”)	63	—	—	63	60	—	—	60
Fuel derivatives, net	46	—	46	—	73	—	73	—
Foreign currency derivatives	—	—	—	—	(1)	—	(1)	—
Restricted cash	447	447	—	—	569	569	—	—

	United
Cash and cash equivalents	$4,765	$4,765	$—	$—	$6,240	$6,240	$—	$—
Short-term investments:
Asset-backed securities	715	—	715	—	478	—	478	—
Corporate debt	537	—	537	—	515	—	515	—
CDARS	367	—	367	—	355	—	355	—
Auction rate securities	116	—	—	116	113	—	—	113
U.S. government and agency notes	12	—	12	—	22	—	22	—
Other fixed income securities	26	—	26	—	33	—	33	—
EETC	63	—	—	63	60	—	—	60
Fuel derivatives, net	46	—	46	—	73	—	73	—
Foreign currency derivatives	—	—	—	—	(1)	—	(1)	—
Restricted cash	447	447	—	—	568	568	—	—
Convertible debt derivative asset	268	—	—	268	193	—	—	193
Convertible debt option liability	(128)	—	—	(128)	(95)	—	—	(95)

Activity for "Level Three" Financial Assets and Financial Liabilities

The tables below present disclosures about the activity for “Level 3” financial assets and financial liabilities for the year ended December 31 (in millions):

	2012		2011
UAL	Auction Rate Securities	EETC	Auction Rate Securities	EETC
Balance at January 1	$113	$60	$119	$66
Settlements	—	(5)	(10)	(4)
Gains reported in earnings	1	—	3	—
Reported in other comprehensive income (loss)	2	8	1	(2)

Balance at December 31	$116	$63	$113	$60

	2012				2011
United	Student Loan- Related Auction Rate Securities	Convertible Debt Supplemental Derivative Asset	Convertible Debt Conversion Option Liability	EETC	Student Loan- Related Auction Rate Securities	Convertible Debt Supplemental Derivative Asset	Convertible Debt Conversion Option Liability	EETC
Balance at January 1	$113	$193	$(95)	$60	$119	$286	$(164)	$66
Purchases, sales, issuances and settlements (net)	—	—	—	(5)	(10)	—	—	(4)
Gains and (losses):
Reported in earnings:
Realized	—	—	—	—	1	—	—	—
Unrealized	1	75	(33)	—	2	(93)	69	—
Reported in other comprehensive income (loss)	2	—	—	8	1	—	—	(2)

Balance at December 31	$116	$268	$(128)	$63	$113	$193	$(95)	$60

Carrying Values and Estimated Fair Values of Financial Instruments

The table below presents the carrying values and estimated fair values of financial instruments not presented in the tables above for the years ended December 31 (in millions):

	Fair Value of Debt by Fair Value Hierarchy Level
	2012					2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3		Total	Level 1	Level 2	Level 3
UAL debt	$12,252	$13,419	$—	$8,045	$5,374	$11,682	$11,992	$—	$859	$11,133
United debt	11,850	12,460	—	7,086	5,374	11,273	11,133	—	—	11,133

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information About Level 3 Fair Value Measurements as of December 31, 2012 ($ in millions)

Item	Fair Value at December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
Auction rate securities	$116	Discounted Cash Flows	Credit risk premium (a)	1%
			Illiquidity premium (b)	5%
			Expected repayments (c)	Assumed repayment in years 2013 through 2036
EETC	63	Discounted Cash Flows	Structure credit risk (d)	6% - 7%(6%)
Convertible debt derivative	268	Binomial Lattice Model	Expected volatility (e)	45% - 60%(48%)
asset			Own credit risk (f)	7% - 9%(8%)
Convertible debt option	(128)	Binomial Lattice Model	Expected volatility (e)	45% - 60%(49%)
liability			Own credit risk (f)	7% - 9%(8%)

(a)	Represents the credit risk premium component of the discount rate that the Company has determined market participants would use in pricing the investments.
(b)	Represents the illiquidity premium component of the discount rate that the Company has determined market participants would use in pricing the investments.
(c)	Represents the estimated timing of principal repayments used in the discounted cash flow model.
(d)	Represents the credit risk premium of the EETC structure above the risk-free rate that the Company has determined market participants would use in pricing the instruments.
(e)	Represents the range in volatility estimates that the Company has determined market participants would use when pricing the instruments.
(f)	Represents the range of Company-specific risk adjustments that the Company has determined market participants would use as a model input.

Fair Value Assets Measured On Nonrecurring Basis

The table below presents fair value measurements of nonfinancial assets that were performed during the years ended December 31 (in millions):

	2012		2011
	Fair Value	Loss	Fair Value	Loss
Airport slots	$102	$30	$8	$4